Offerings	Jan. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no nominal value per share, as represented by American Depositary Shares
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 144,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,938.19
Offering Note	Note.1a. American Depositary Shares ("ADSs") issuable upon deposit of the common shares registered hereby are being registered pursuant to a separate Registration Statement on Form F-6. Each ADS represents one (1) common share. Note.1b. Includes 1,875,000 ADSs that the underwriters have the option to purchase. Note.1c. Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no nominal value per share, as represented by American Depositary Shares
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	See Offering Note.1a. Note. 2a. The Registrant previously paid a registration fee of $13,810.00 in accordance with Rule 457(o) under the Securities Act, in connection with initial filing of the Registration Statement on Form F-1 on January 16, 2026. Note. 2b. This Maximum Aggregate Offering Price was originally registered in accordance with Rule 457(o) and is now converted to Rule 457(a), contrary to being displayed as Rule 457(o) above.